Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

(4)   Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	September 30,	December 31,
	2022	2021
Prepaid operating expenses	$172,652	$61,459
Contract manufacturers and research organizations	295,023	441,593
Insurance premiums	1,814,381	1,393,853
Deposits	9,410	9,410
	$2,291,466	$1,906,315

(4)   Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2021	2020
Contract manufacturers and research organizations	$441,593	$—
Insurance premiums	1,393,853	—
Prepaid operating expenses	61,459	—
Deposits	9,410	3,199
	$1,906,315	$3,199